JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.2%
Auto Components — 0.7%
BorgWarner, Inc. (a)	3,136	120,456

Banks — 8.0%
Citizens Financial Group, Inc.	4,781	155,383
Comerica, Inc.	1,166	85,467
Fifth Third Bancorp	8,625	217,518
First Republic Bank (a)	1,610	161,698
Huntington Bancshares, Inc.	9,389	119,052
M&T Bank Corp. (a)	1,928	302,782
SunTrust Banks, Inc.	4,235	250,948
Zions Bancorp NA (a)	1,403	63,703

		1,356,551

Beverages — 1.6%
Constellation Brands, Inc., Class A	737	129,145
Keurig Dr Pepper, Inc. (a)	2,467	69,010
Molson Coors Brewing Co., Class B (a)	1,073	63,994

		262,149

Building Products — 0.7%
Fortune Brands Home & Security, Inc.	2,345	111,624

Capital Markets — 4.8%
Ameriprise Financial, Inc.	1,328	170,077
Invesco Ltd. (a)	4,154	80,206
Northern Trust Corp.	1,885	170,435
Raymond James Financial, Inc.	1,838	147,823
T. Rowe Price Group, Inc.	2,352	235,506

		804,047

Chemicals — 0.9%
Sherwin-Williams Co. (The)	349	150,448

Communications Equipment — 0.4%
CommScope Holding Co., Inc. * (a)	3,132	68,059

Construction Materials — 0.7%
Martin Marietta Materials, Inc. (a)	628	126,287

Consumer Finance — 0.8%
Ally Financial, Inc.	4,690	128,917

Containers & Packaging — 3.2%
Ball Corp.	4,307	249,211
Silgan Holdings, Inc.	5,695	168,736
Westrock Co.	3,243	124,384

		542,331

Distributors — 0.7%
Genuine Parts Co.	1,068	119,673

Electric Utilities — 3.4%
Edison International (a)	1,138	70,445
Evergy, Inc.	2,739	159,005
Xcel Energy, Inc.	6,085	342,064

		571,514

Electrical Equipment — 2.5%
Acuity Brands, Inc.	1,102	132,309
AMETEK, Inc.	2,362	195,964
Hubbell, Inc.	758	89,380

		417,653

Electronic Equipment, Instruments & Components — 4.1%
Amphenol Corp., Class A	1,933	182,519
Arrow Electronics, Inc. *	2,583	199,012
CDW Corp.	2,088	201,257
Keysight Technologies, Inc. *	1,159	101,058

		683,846

Equity Real Estate Investment Trusts (REITs) — 11.2%
American Campus Communities, Inc.	2,040	97,050
American Homes 4 Rent, Class A	4,222	95,917
AvalonBay Communities, Inc.	1,112	223,268
Boston Properties, Inc.	1,590	212,923
Brixmor Property Group, Inc.	7,394	135,827
Essex Property Trust, Inc.	462	133,692
Federal Realty Investment Trust	1,362	187,752
JBG SMITH Properties	1,730	71,534
Kimco Realty Corp. (a)	6,039	111,727
Outfront Media, Inc.	5,817	136,110
Rayonier, Inc.	4,212	132,758
Regency Centers Corp.	1,547	104,417
Vornado Realty Trust	2,482	167,392
Weyerhaeuser Co.	3,223	84,885

		1,895,252

Food & Staples Retailing — 0.7%
Kroger Co. (The)	4,525	111,326

Food Products — 1.5%
Conagra Brands, Inc.	3,651	101,273
Post Holdings, Inc. *	1,370	149,849

		251,122

Gas Utilities — 1.1%
National Fuel Gas Co. (a)	3,102	189,091

Health Care Equipment & Supplies — 1.3%
Zimmer Biomet Holdings, Inc.	1,745	222,802

Health Care Providers & Services — 5.2%
AmerisourceBergen Corp.	2,241	178,168
Cigna Corp.	961	154,484
Covetrus, Inc. * (a)	530	16,889
Henry Schein, Inc. * (a)	1,617	97,192
Humana, Inc.	316	84,069
Laboratory Corp. of America Holdings *	1,125	172,092
Universal Health Services, Inc., Class B	1,315	175,920

		878,814

Hotels, Restaurants & Leisure — 1.0%
Hilton Worldwide Holdings, Inc.	1,969	163,669

Household Durables — 1.3%
Mohawk Industries, Inc. *	1,369	172,661
Newell Brands, Inc. (a)	3,497	53,640

		226,301

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Household Products — 0.6%
Energizer Holdings, Inc. (a)	2,088	93,830

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	938	115,071

Insurance — 7.7%
Alleghany Corp. *	166	101,734
Hartford Financial Services Group, Inc. (The)	4,309	214,259
Lincoln National Corp.	1,910	112,134
Loews Corp.	6,274	300,736
Marsh & McLennan Cos., Inc.	1,804	169,440
Principal Financial Group, Inc.	1,332	66,873
Progressive Corp. (The)	2,406	173,443
Unum Group	1,677	56,749
WR Berkley Corp.	1,276	108,070

		1,303,438

Interactive Media & Services — 0.2%
Match Group, Inc. (a)	569	32,228

Internet & Direct Marketing Retail — 1.3%
Expedia Group, Inc.	1,851	220,281

IT Services — 0.9%
Jack Henry & Associates, Inc.	1,102	152,960

Machinery — 2.8%
IDEX Corp.	1,092	165,627
Middleby Corp. (The) * (a)	1,107	143,882
Snap-on, Inc. (a)	1,094	171,276

		480,785

Media — 1.9%
CBS Corp. (Non-Voting), Class B	1,999	95,016
DISH Network Corp., Class A * (a)	3,115	98,715
Liberty Broadband Corp., Class C *	666	61,079
Liberty Media Corp.-Liberty SiriusXM *	1,626	62,165

		316,975

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust, Inc. (a)	2,257	50,438

Multiline Retail — 1.7%
Kohl’s Corp. (a)	2,483	170,757
Nordstrom, Inc. (a)	2,521	111,863

		282,620

Multi-Utilities — 5.5%
CMS Energy Corp. (a)	6,355	352,959
Sempra Energy (a)	1,802	226,776
WEC Energy Group, Inc. (a)	4,373	345,785

		925,520

Oil, Gas & Consumable Fuels — 6.2%
Cabot Oil & Gas Corp.	5,583	145,729
Diamondback Energy, Inc.	2,511	254,974
EQT Corp. (a)	4,695	97,365
Equitrans Midstream Corp. (a)	4,331	94,335
PBF Energy, Inc., Class A	3,636	113,238
Williams Cos., Inc. (The)	11,608	333,368

		1,039,009

Personal Products — 1.1%
Coty, Inc., Class A	8,337	95,873
Edgewell Personal Care Co. * (a)	1,988	87,269

		183,142

Real Estate Management & Development — 1.5%
CBRE Group, Inc., Class A *	3,974	196,512
Cushman & Wakefield plc * (a)	2,831	50,395

		246,907

Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc.	1,383	145,536

Software — 1.2%
Synopsys, Inc. *	1,777	204,568

Specialty Retail — 4.3%
AutoZone, Inc. *	255	261,125
Best Buy Co., Inc.	2,292	162,890
Gap, Inc. (The)	4,854	127,068
Tiffany & Co. (a)	1,639	172,975

		724,058

Textiles, Apparel & Luxury Goods — 1.8%
PVH Corp.	1,446	176,400
Ralph Lauren Corp.	1,012	131,191

		307,591

Trading Companies & Distributors — 0.8%
MSC Industrial Direct Co., Inc., Class A	1,729	142,986

TOTAL COMMON STOCKS (Cost $10,522,035)		16,369,875

SHORT-TERM INVESTMENTS — 2.8%
INVESTMENT COMPANIES — 2.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (b) (c) (Cost $467,999)	467,999	467,999

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.9%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (b) (c)	269,002	269,030
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (b) (c)	53,563	53,563

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $322,588)		322,593

Total Investments — 101.9% (Cost $11,312,622)		17,160,467
Liabilities in Excess of Other Assets — (1.9%)		(317,678)

Net Assets — 100.0%		16,842,789

Percentages indicated are based on net assets.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $317,052,000.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$17,160,467	$—	$—	$17,160,467

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57%(a)(b)	$—	$742,000	$473,000	$26	$4	$269,030	269,002	$1,682	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	—	545,646	492,083	—	—	53,563	53,563	473	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	511,256	1,651,864	1,695,121	—	—	467,999	467,999	8,148	—

Total	$511,256	$2,939,510	$2,660,204	$26	$4	$790,592		$10,303	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.